Lines of credit and loan facilities (Details)	Dec. 31, 2017 CNY (¥)
Lines of credit and loan facilities
Outstanding for the liquidity loans	¥ 0
Amount reserved for the issuance of bank acceptance	18,762,657,000
Amount reserved for bank guarantee	605,713,000
Amount outstanding for other facilities	2,631,000
Unsecured revolving lines of credit
Lines of credit and loan facilities
Maximum borrowing capacity under facility	¥ 39,924,280,000